Accumulated Losses and Reserves (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of reserves within equity [abstract]
Summary of Accumulated Losses and Reserves

	2025	2024
	US$(000's)	US$(000's)
(a) Movements in accumulated losses were as follows:
Balance at July 1	(579,704)	(359,462)
Net loss for the period	(162,791)	(220,242)
Balance at June 30	(742,495)	(579,704)

(b) Reserves
Fair value of Investments reserve (i)	1,085	1,085
Share-based payments reserve (ii)	22,764	16,636
Foreign translation reserve (iii)	20,089	20,089
Total reserves	43,938	37,810

(i) Movement in fair value of investments reserve:
Opening balance	1,085	1,085
Closing balance	1,085	1,085

(ii) Movement in share-based payments reserve:
Opening balance	16,636	11,551
Share-based payments expense	6,128	5,085
Exercise of options	—	—
Closing balance	22,764	16,636

(iii) Movement in foreign translation reserve:
Opening balance	20,089	20,089
(Gains)/loss on translation	—	—
Closing balance	20,089	20,089